Stock-Based Compensation (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD shares
Stock-based Compensation 1	CAD 3.29
Stock-based Compensation 2 | shares	25,000
Stock-based Compensation 3	CAD 3.40
Stock-based Compensation 4	32,570
Stock-based Compensation 5	83,880
Stock-based Compensation 6	16,236
Stock-based Compensation 7	CAD 54,471